Other Gains (Losses) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other gains
Gains on disposal of property, plant and equipment	₩ 56,284	₩ 93,195	₩ 43,784
Gains on disposal of inventories	4,446	3,373	3,424
Gains on disposal of intangible assets	1	1,556	206
Reversal of impairment loss on property, plant and equipment	0	7,805	16,692
Reversal of impairment loss on intangible assets	14	0	0
Gains on proxy collection of TV license fee	42,271	41,438	41,013
Gains on foreign currency translation	20,598	8,917	16,340
Gains on foreign currency transaction	48,671	61,865	53,152
Gains on insurance proceeds	144	43,800	17,410
Miscellaneous Other Gains	250,174	322,379	238,688
Gains on compensation of impaired electric poles	812	978	1,372
Gains on harbor facilities dues	3,281	2,231	3,741
Gains on technical fees	3,968	4,826	3,044
Reversal of occupation development training fees	229	352	1,472
Gains on disposal of waste	4,272	6,927	5,317
Gains on insurance	690	0	812
Gains on tax rebate	685	772	341
Gains on other commission	1,822	1,643	1,111
Gains on disposal of assets held-for-sale	160	0	23,778
Others of Miscellaneous Other Gains	178,799	259,839	153,263
Gains on disposal of greenhouse gas emissions rights	8,739	0	0
Other losses
Losses on disposal of property, plant and equipment	(92,622)	(162,725)	(72,508)
Losses on disposal of intangible assets	(145)	(392)	(827)
Losses on valuation of other non-current assets	0	(241)	0
Impairment loss on property, plant and equipment	(4,056)	(80,413)	(50,034)
Impairment loss on intangible assets	0	(3,599)	(513,609)
Impairment loss on other non-current assets	(16,035)	0	(49,620)
Losses on foreign currency translation	(4,732)	(17,664)	(8,757)
Losses on foreign currency transaction	(67,990)	(49,694)	(55,283)
Miscellaneous Other Losses	(181,787)	(189,695)	(217,892)
Losses on valuation of inventories	7,761	4,998	3,127
Losses on disposal of inventories	8,874	37,644	10,456
Losses due to disaster	6,238	16,814	7,635
Losses on rounding adjustment of electric charge surtax	1,283	1,276	1,268
Others of miscellaneous other losses	146,349	128,963	195,406
Loss on disposal of greenhouse gas emissions rights	11,282
Total miscellaneous other losses	181,787	189,695	217,892
Net other gains	₩ 8,519	₩ 35,094	₩ (582,258)